Quarterly Holdings Report
for
Fidelity® California Limited Term Tax-Free Bond Fund
May 31, 2023
CSI-NPRT1-0723
1.832123.117
Municipal Bonds - 96.3%
	Principal Amount (a)	Value ($)
California - 95.3%
ABC Unified School District Series 2001 C, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,194,092
Alameda Corridor Trans. Auth. Rev. Series 2016 A, 4% 10/1/23	850,000	850,303
Azusa Unified School District Series 2002, 0% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,125,000	1,000,848
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	7,300,000	7,075,903
Series 2021 A, 2%, tender 4/1/28 (b)	11,900,000	10,883,926
Series A, 2.95%, tender 4/1/26 (b)	1,875,000	1,831,188
Series B, 2.85%, tender 4/1/25 (b)	7,060,000	6,950,941
Bay Area Wtr. Supply & Conservation Agcy. (Cap. Cost Recovery Prepayment Prog.) Series 2023 A:
5% 10/1/24	1,000,000	1,024,181
5% 10/1/25	1,000,000	1,045,275
5% 10/1/26	1,000,000	1,068,278
5% 10/1/27	1,000,000	1,092,134
5% 10/1/28	1,000,000	1,116,646
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
4% 6/1/23	490,000	490,000
5% 6/1/24	350,000	355,376
5% 6/1/25	400,000	411,789
5% 6/1/26	500,000	522,759
California Edl. Facilities Auth. Rev. Series 2021 A:
5% 4/1/24	525,000	531,058
5% 4/1/25	415,000	428,392
5% 4/1/26	475,000	500,343
5% 4/1/27	475,000	510,888
5% 4/1/28	375,000	410,264
California Gen. Oblig.:
Series 2015, 5% 8/1/24	2,060,000	2,105,673
Series 2016:
5% 8/1/27	2,000,000	2,126,296
5% 9/1/30	1,550,000	1,651,560
Series 2017 A, 5% 8/1/26	5,170,000	5,485,411
Series 2018, 5% 8/1/25	250,000	259,867
Series 2020:
5% 11/1/26	2,000,000	2,133,069
5% 11/1/30	1,060,000	1,222,794
Series 2021:
4% 12/1/24	5,000,000	5,074,057
5% 12/1/25	2,500,000	2,615,266
Series 2023, 5% 10/1/28	5,000,000	5,562,186
California Health Facilities Fing. Auth. Rev.:
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	12,985,000	12,456,064
Series 2016 B2, 4%, tender 10/1/24 (b)	7,130,000	7,134,535
Series 2019 B, 5%, tender 10/1/27 (b)	5,625,000	5,928,924
Series 2019 C:
5%, tender 10/1/25 (b)	3,925,000	4,084,701
5%, tender 10/1/25 (b)	6,730,000	6,901,648
Series 2021 A, 3%, tender 8/15/25 (b)	9,000,000	9,002,381
Series 2015, 5% 11/15/25	675,000	704,500
Series 2016 A, 4% 3/1/27	475,000	480,405
Series 2021 A:
4% 11/1/24	365,000	368,472
5% 11/1/25	500,000	521,557
5% 11/1/26	300,000	319,257
5% 11/1/27	200,000	217,274
Series 2021 B:
5% 11/1/26	250,000	266,048
5% 11/1/27	600,000	651,822
Series 2022 A:
5% 5/15/24	1,200,000	1,217,787
5% 5/15/25	1,650,000	1,704,184
5% 5/15/26	1,000,000	1,052,938
5% 5/15/27	275,000	294,961
California Infrastructure & Econ. Dev. Series 2019, 5% 8/1/27	300,000	323,608
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds:
(Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	7,000,000	6,044,296
Series 2021 B1, 0.39%, tender 1/1/24 (b)	2,500,000	2,456,227
Series 2015 A, 5% 11/1/24	1,230,000	1,238,700
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A, 5% 6/1/30	2,650,000	2,848,038
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2021, 5% 11/1/27 (c)	6,930,000	7,097,601
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/23	1,230,000	1,232,075
5% 10/1/24	370,000	373,307
5% 10/1/25	1,210,000	1,230,052
5% 10/1/26	355,000	364,322
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,064,160
5% 5/15/24	910,000	923,060
5% 5/15/26	360,000	378,642
5% 5/15/27	350,000	375,405
(Institute On Aging Proj.) Series 2017:
5% 8/15/23	225,000	225,648
5% 8/15/24	285,000	290,259
5% 8/15/25	995,000	1,031,421
5% 8/15/26	275,000	290,631
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/25	1,250,000	1,290,913
5% 6/1/28	390,000	418,685
Series 2016 A, 4% 11/1/26 (c)	750,000	734,518
Series 2017 A:
5% 11/1/23	450,000	451,184
5% 7/1/24	1,400,000	1,411,132
5% 7/1/25	1,035,000	1,053,761
5% 11/1/25	745,000	756,630
5% 7/1/26	1,065,000	1,097,616
5% 7/1/27	1,235,000	1,289,358
5% 7/1/29	115,000	120,384
Series 2017 B:
5% 7/1/24	1,440,000	1,451,450
5% 1/1/25	1,230,000	1,240,953
5% 7/1/26	500,000	515,313
5% 7/1/27	640,000	668,170
Series 2018:
5% 10/1/23	225,000	225,491
5% 10/1/24	275,000	277,813
5% 10/1/25	275,000	279,496
5% 10/1/26	300,000	307,878
Series 2019 A:
5% 4/1/26	650,000	681,974
5% 4/1/27	1,285,000	1,374,860
5% 4/1/28	2,000,000	2,178,655
5% 4/1/29	3,000,000	3,314,527
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.3%, tender 2/3/25 (b)(c)	1,500,000	1,444,564
California Muni. Fin. Auth. Sr Living Series 2019:
4% 11/15/23	295,000	293,903
4% 11/15/25	630,000	616,606
4% 11/15/28	710,000	673,861
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021:
5% 5/15/24 (Build America Mutual Assurance Insured)	500,000	505,301
5% 5/15/25 (Build America Mutual Assurance Insured)	400,000	409,324
5% 5/15/26 (Build America Mutual Assurance Insured)	450,000	466,607
5% 5/15/27 (Build America Mutual Assurance Insured)	470,000	493,911
5% 5/15/28 (Build America Mutual Assurance Insured)	375,000	399,376
5% 5/15/29 (Build America Mutual Assurance Insured)	400,000	431,185
5% 5/15/30 (Build America Mutual Assurance Insured)	500,000	543,900
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/24	1,300,000	1,311,402
5% 5/15/25	3,400,000	3,467,676
5% 5/15/26	3,000,000	3,096,214
5% 5/15/27	3,000,000	3,134,280
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/24	2,265,000	2,285,077
5% 5/15/27	750,000	783,850
(CHF-Riverside II, LLC-UCR North District Phase I Student Hsg. Proj.) Series 2019, 5% 5/15/24 (Build America Mutual Assurance Insured)	345,000	348,819
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/23	285,000	285,031
4% 10/15/24	380,000	379,380
4% 10/15/25	390,000	389,575
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2016 D, 5% 4/1/28	4,635,000	4,949,491
Series 2021 D:
5% 11/1/27	3,555,000	3,868,194
5% 11/1/28	3,745,000	4,157,465
Series 2022 C:
5% 8/1/24	2,570,000	2,627,574
5% 8/1/25	4,850,000	5,038,323
5% 8/1/26	6,255,000	6,630,774
5% 8/1/27	5,165,000	5,590,399
5% 8/1/28	3,175,000	3,506,828
Series 2023 B, 5% 12/1/29	5,000,000	5,654,891
Series B, 5% 10/1/26	345,000	366,973
Series 2021 D, 4% 11/1/26	2,905,000	2,994,600
Series A, 5% 9/1/29	860,000	877,783
California State Univ. Rev.:
Bonds Series 2016 B1, 1.6%, tender 11/1/26 (b)	525,000	487,914
Series 2020 A:
5% 11/1/24	1,500,000	1,537,746
5% 11/1/25	1,000,000	1,045,962
California Statewide Cmntys. Dev. Auth. Series 2016, 5% 5/15/24	1,000,000	1,007,467
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/24	750,000	757,070
5% 1/1/25	2,100,000	2,128,952
5% 1/1/26	1,090,000	1,114,683
5% 1/1/27	1,900,000	1,965,413
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/24	1,020,000	1,035,448
5% 7/1/25	625,000	644,517
Series 2014 B, 5% 7/1/24 (Escrowed to Maturity)	900,000	918,339
Series 2015:
4% 2/1/25	940,000	611,000
5% 2/1/30	200,000	130,000
Series 2016:
5% 10/1/24	2,030,000	2,058,123
5% 10/1/25	1,010,000	1,032,139
Series 2018 A, 5% 3/1/27	555,000	582,182
Series 2018, 5% 7/1/23	300,000	300,335
Series 2021 A:
5% 4/1/24	375,000	377,794
5% 4/1/25	575,000	583,506
5% 4/1/26	380,000	388,035
5% 4/1/27	600,000	618,058
5% 4/1/28	425,000	441,417
5% 4/1/29	625,000	655,053
5% 4/1/30	440,000	464,287
5% 4/1/31	450,000	478,791
Coast Cmnty. College District Series 2015:
0% 8/1/33 (Pre-Refunded to 8/15/25 @ 71.269)	950,000	631,221
0% 8/1/35 (Pre-Refunded to 8/15/25 @ 64.821)	300,000	181,297
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/26	250,000	265,864
5% 7/1/27	255,000	277,061
El Camino Hosp. District Series 2006, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,035,935
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/23	1,000,000	1,002,822
5% 9/1/24	1,000,000	1,015,524
5% 9/1/27	150,000	156,875
Series 2016:
4% 9/1/23	1,500,000	1,498,703
4% 9/1/25	1,915,000	1,903,301
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,474,674
Elsinore Valley Muni. Wtr. District Series 2016 A, 5% 7/1/24	1,000,000	1,017,489
Emery Unified School District Series D, 0% 8/1/40 (Pre-Refunded to 8/1/23 @ 40.487)	250,000	100,666
Evergreen Elementary School District Series 2006 B, 0% 8/1/27	1,240,000	1,082,567
Fairfield Ctfs. Prtn. Series 2007, 0% 4/1/27	1,850,000	1,619,992
Fullerton Pub. Fing. Auth. Series 2021 A:
4% 2/1/24	240,000	240,853
4% 2/1/25	235,000	237,652
4% 2/1/26	210,000	214,289
4% 2/1/27	230,000	236,956
4% 2/1/28	230,000	238,759
4% 2/1/30	385,000	405,730
Garvey School District Series 2000 B, 0% 8/1/30	1,625,000	1,251,981
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
0% 6/1/26 (Escrowed to Maturity)	500,000	456,598
0% 6/1/27 (Escrowed to Maturity)	5,000,000	4,442,031
Series 2015 A, 5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	6,510,000	6,776,876
Series 2017 A1:
5% 6/1/25 (Escrowed to Maturity)	285,000	296,064
5% 6/1/26 (Escrowed to Maturity)	1,000,000	1,061,857
5% 6/1/28 (Pre-Refunded to 6/1/27 @ 100)	1,805,000	1,959,719
Series A, 0% 6/1/24 (Escrowed to Maturity)	7,605,000	7,360,854
Long Beach Unified School District Series D1, 0% 8/1/29	1,915,000	1,514,093
Los Angeles Cmnty. College District Series 2016 I, 4% 8/1/24	800,000	807,565
Los Angeles County Pub. Works Fing. Auth. Lease Rev.:
(LACMA Bldg. for the Permanent Collection Proj.) Series 2020 A, 5% 12/1/27	3,375,000	3,701,331
Series 2022 G:
5% 12/1/25	1,500,000	1,573,953
5% 12/1/26	1,750,000	1,876,961
5% 12/1/27	1,875,000	2,056,295
5% 12/1/28	1,625,000	1,820,260
Los Angeles Dept. Arpt. Rev.:
Series 2019 C:
5% 5/15/25	190,000	196,933
5% 5/15/25 (Escrowed to Maturity)	75,000	77,916
Series 2020 A, 5% 5/15/25	5,015,000	5,197,996
Series 2020 B, 5% 5/15/26	7,000,000	7,413,198
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2022 E, 5% 7/1/25	6,000,000	6,240,061
Los Angeles Unified School District:
Series 2016 B, 2% 7/1/29	465,000	423,966
Series 2020 C, 5% 7/1/26	5,670,000	6,034,976
Series A:
5% 7/1/24	435,000	443,584
5% 7/1/25	3,365,000	3,503,784
Series C, 5% 7/1/25	655,000	667,645
Series M1, 5% 7/1/25	300,000	312,373
Mendocino-Lake Cmnty. Clge District Series 2015 B, 0% 8/1/38 (Pre-Refunded to 8/1/25 @ 52.824)	3,240,000	1,590,811
Middle Fork Proj. Fin. Auth. Series 2020, 5% 4/1/30	1,200,000	1,295,185
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,485,083
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,567,279
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,644,081
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/24	2,850,000	2,734,352
Mount Diablo Unified School District Series 2022 B, 4% 8/1/27	3,000,000	3,125,690
Napa Valley Cmnty. Cllge District Series 2002 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	886,114
Napa Valley Unified School District Series 2010 A, 0% 8/1/27	2,065,000	1,790,318
Newport Mesa Unified School District Series 2007, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,915,000	3,235,757
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	10,000,000	10,040,762
Oakland Unified School District Alameda County:
Series 2015 A:
5% 8/1/24	1,900,000	1,937,089
5% 8/1/24 (Assured Guaranty Muni. Corp. Insured)	2,400,000	2,446,850
Series 2016:
5% 8/1/26	1,725,000	1,819,018
5% 8/1/29	940,000	998,954
Orange County Trans. Auth. (I-405 Impt. Proj.) Series 2021, 5% 10/15/24 (Escrowed to Maturity)	5,000,000	5,124,400
Palm Springs Unified School District Series 2016 A, 1.25% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	1,895,000	1,532,166
Palmdale School District Series 2002, 0% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,240,805
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/25	2,255,000	2,106,201
Palomar Cmnty. College District Series 2010 B, 0% 8/1/29	1,015,000	818,799
Palomar Health Calif Ctfs. Prtn. Series 2017:
5% 11/1/23	300,000	300,986
5% 11/1/24	300,000	303,645
5% 11/1/25	350,000	358,367
5% 11/1/26	475,000	492,047
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,047,810
5% 11/1/26	1,875,000	1,942,289
Palomar Pomerado Health Series 2009 A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	800,000	587,762
Placentia-Yorba Linda Unified School District Series 2004 B, 0% 8/1/27	1,905,000	1,656,340
Poway California Redev. Agcy. Successor Series A, 5% 6/15/24	2,440,000	2,481,567
Poway Unified School District Series 2009, 0% 8/1/26	2,145,000	1,934,329
Poway Unified School District Pub. Fing. Series 2015 A, 5% 9/1/23	1,345,000	1,347,759
Richmond Wastewtr. Rev. Series 2019 B:
5% 8/1/24	730,000	743,747
5% 8/1/25	1,950,000	2,024,473
Rio Hondo Cmnty. College District Series 2010 C, 0% 8/1/29	1,800,000	1,467,982
Riverside Swr. Rev. Series 2015 A, 5% 8/1/24	1,500,000	1,530,662
Sacramento City Unified School District:
Series 2007:
0% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,455,000	1,254,389
0% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	500,000	415,974
Series 2014:
5% 7/1/23	605,000	605,606
5% 7/1/25	50,000	50,688
Series 2021:
4% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,005,170
4% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	1,200,000	1,215,319
4% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,100,000	1,124,132
4% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	350,000	361,333
4% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	625,000	651,412
4% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	250,000	263,068
Series 2022:
5% 7/1/26 (Build America Mutual Assurance Insured)	1,415,000	1,501,782
5% 7/1/27 (Build America Mutual Assurance Insured)	1,825,000	1,979,212
5% 7/1/28 (Build America Mutual Assurance Insured)	2,250,000	2,494,494
5% 7/1/29 (Build America Mutual Assurance Insured)	2,750,000	3,113,785
5% 7/1/30 (Build America Mutual Assurance Insured)	1,575,000	1,816,707
Sacramento County Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/23 (Escrowed to Maturity)	430,000	430,544
5% 7/1/24 (Escrowed to Maturity)	675,000	687,670
5% 7/1/25	605,000	628,213
Series 2018 B:
5% 7/1/24 (Escrowed to Maturity)	1,560,000	1,589,283
5% 7/1/25	2,040,000	2,118,272
Series 2018 D, 5% 7/1/24	400,000	407,038
Series 2018 E, 5% 7/1/28	745,000	824,835
Series 2020:
5% 7/1/23 (Escrowed to Maturity)	350,000	350,371
5% 7/1/24 (Escrowed to Maturity)	730,000	740,203
5% 7/1/25	1,045,000	1,085,095
5% 7/1/26	370,000	392,356
5% 7/1/27	830,000	899,135
5% 7/1/28	700,000	775,013
Sacramento Muni. Util. District Elec. Rev. Bonds Series 2019 B, 5%, tender 10/15/25 (b)	1,920,000	1,972,895
Sacramento TOT Rev.:
Series 2018 A, 5% 6/1/31	500,000	541,325
Series A, 5% 6/1/26	900,000	940,634
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	365,000	335,117
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/24	1,415,000	1,437,485
5% 7/1/26	1,450,000	1,528,413
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2019 A, 5% 7/1/24	45,000	45,811
Series 2020 B, 5% 7/1/29	1,025,000	1,155,681
San Diego County Wtr. Auth. Rev. Series 2021 A, 5% 5/1/25	1,050,000	1,089,621
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B, 5% 10/15/25	1,605,000	1,680,952
San Jacinto Unified School District Series 2014:
5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	400,000	400,897
5% 8/1/24 (Assured Guaranty Muni. Corp. Insured)	750,000	763,348
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/26 (Escrowed to Maturity)	7,300,000	6,731,716
San Marcos Redev. Agcy. Successor Series 2015 A, 5% 10/1/23	900,000	903,953
San Mateo County Cmnty. College District Series 2006 B, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,505,000	3,168,112
San Mateo Unified School District:
(Election of 2000 Proj.) Series B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,055,000	2,838,095
Series 2013 A, 5% 9/1/33 (Pre-Refunded to 9/1/23 @ 100)	815,000	818,152
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (Assured Guaranty Muni. Corp. Insured)	100,000	101,367
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019, 5% 4/1/25	1,250,000	1,291,464
Santa Monica Cmnty. College District Gen. Oblig. Series 2004 B, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	254,757
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	7,325,000	6,884,229
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
5% 10/1/24	700,000	714,995
5% 10/1/25	750,000	780,002
5% 10/1/26	1,000,000	1,060,753
5% 10/1/27	1,000,000	1,082,352
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/23 (Assured Guaranty Muni. Corp. Insured)	3,115,000	3,124,178
5% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	125,000	127,093
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	3,610,000	3,777,473
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1, 5% 6/1/27	500,000	532,338
Turlock Irrigation District Rev. Series 2020:
5% 1/1/25	4,760,000	4,896,244
5% 1/1/26	4,995,000	5,245,571
Univ. of California Revs.:
Series 2023 BM:
5% 5/15/25	10,890,000	11,331,527
5% 5/15/28	3,000,000	3,331,568
5% 5/15/29	2,350,000	2,666,676
Series 2023 BN, 5% 5/15/29	5,000,000	5,673,779
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
5% 1/1/24	1,150,000	1,155,629
5% 1/1/26	500,000	511,692
5% 1/1/28	1,000,000	1,045,538
Vernon Elec. Sys. Rev.:
Series 2021 A:
5% 4/1/24	1,100,000	1,108,107
5% 4/1/26	1,000,000	1,021,949
5% 4/1/28	1,500,000	1,567,302
Series 2022 A:
5% 8/1/23	575,000	575,727
5% 8/1/24	700,000	706,868
5% 8/1/25	500,000	507,976
5% 8/1/26	600,000	615,402
5% 8/1/29	1,055,000	1,118,615
Washington Township Health Care District Rev.:
Series 2019 A:
5% 7/1/23	715,000	715,423
5% 7/1/24	500,000	505,030
5% 7/1/25	500,000	507,368
5% 7/1/26	935,000	958,177
5% 7/1/27	1,090,000	1,126,320
Series A:
5% 7/1/23	175,000	175,147
5% 7/1/24	200,000	202,033
5% 7/1/25	200,000	204,066
5% 7/1/26	250,000	258,243
5% 7/1/27	375,000	390,642
5% 7/1/28	400,000	421,286
5% 7/1/29	350,000	372,188
West Contra Costa Unified School District:
Series 2004 C, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	530,000	457,811
Series E:
4% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	500,000	508,083
4% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	650,000	676,455
4% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	600,000	624,420
Series F, 4% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	400,000	406,466
Westminster School District Series 2009 A1, 0% 8/1/25 (Assured Guaranty Corp. Insured)	925,000	857,916
TOTAL CALIFORNIA		539,411,932
Puerto Rico - 1.0%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2022 A, 5% 7/1/28 (c)	1,500,000	1,528,893
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/24	2,000,681	1,906,753
5.25% 7/1/23	1,000,000	1,001,015
5.625% 7/1/27	200,000	209,052
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth.:
(Hosp. Auxilio Mutuo Obligated Group Proj.) Series 2021, 5% 7/1/28	535,000	566,255
Series 2021:
5% 7/1/23	50,000	50,035
5% 7/1/24	70,000	70,726
5% 7/1/25	95,000	96,969
5% 7/1/26	100,000	103,209
5% 7/1/27	450,000	469,807
TOTAL PUERTO RICO		6,002,714
TOTAL MUNICIPAL BONDS (Cost $567,285,443)		545,414,646

Municipal Notes - 0.9%
	Principal Amount (a)	Value ($)
California - 0.9%
California Muni. Fin. Auth. Participating VRDN:
Series XF 30 28, 4.3% 6/1/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,177,000	2,177,000
Series XF 30 29, 4.3% 6/1/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,733,000	2,733,000
Series XF 30 30, 4.3% 6/1/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	200,000	200,000
TOTAL MUNICIPAL NOTES (Cost $5,110,000)		5,110,000

TOTAL INVESTMENT IN SECURITIES - 97.2% (Cost $572,395,443)	550,524,646
NET OTHER ASSETS (LIABILITIES) - 2.8%	15,569,456
NET ASSETS - 100.0%	566,094,102

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,805,576 or 1.9% of net assets.

(d)	Provides evidence of ownership in one or more underlying municipal bonds.
(e)	Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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